Option Activity (Detail) (Qunar, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Qunar
Share Option Roll Forward - Number of shares
Outstanding, December 31, 2013	25,192,696
Granted	9,993,411
Exercised	(8,907,408)
Forfeited/Cancelled	(1,115,256)
Outstanding, December 31, 2014	25,163,443	25,192,696
Vested and expected to vest at December 31, 2014	21,880,749
Exercisable at December 31, 2014	9,685,685
Share Option Roll Forward - Weighted-Average Exercise Price
Outstanding, December 31, 2013	$ 1.40
Granted	$ 0.01
Exercised	$ 0.27
Forfeited/Cancelled	$ 0.02
Outstanding, December 31, 2014	$ 1.30	$ 1.40
Vested and expected to vest at December 31, 2014	$ 1.43
Exercisable at December 31, 2014	$ 1.72
Share Option Roll Forward - Weighted-Average Remaining Contractual Life (in years)
Outstanding, December 31, 2013	7 years 10 months 21 days	7 years 4 months 21 days
Vested and expected to vest at December 31, 2014	7 years 9 months
Exercisable at December 31, 2014	6 years 7 months 13 days
Share Option Roll Forward - Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2013	$ 184,355
Outstanding, December 31, 2014	201,417	184,355
Vested and expected to vest at December 31, 2014	176,072
Exercisable at December 31, 2014	$ 75,118